Shareholder Report, Average Annual Return (Details) 193456_Roundhill TSLA WeeklyPay ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill TSLA WeeklyPay ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill TSLA WeeklyPay ETF NAV
Average Annual Return, Percent	23.69%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	16.25%